Note 12 - Deferred Share Units (Details Narrative) - Deferred Share Units - shares	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Share-based compensation arrangement by share-based payment award, number of shares authorized	0	0	10,279
Share-based compensation arrangement by share-based payment award, number of shares available for grant	11,000	11,000	721